Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. (the “Depositor”)

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Natixis Real Estate Capital LLC

Natixis Securities Americas LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

(collectively, the “Specified Parties”)

Re:	BX Trust 2022-FOX2 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-FOX2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 14 November 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 November 2022

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain promissory notes (collectively, the “Trust Notes”) evidencing a portion of a two-year componentized floating rate mortgage loan subject to three, one-year extension options (the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure comprised of the Trust Notes and certain additional promissory notes (collectively, the “Companion Loans”) which will not be assets of the Issuing Entity,
c.	The Trust Loan and Companion Loans (together, the “Mortgage Loan”) will be pari passu in right of payment with each other,
d.	The Mortgage Loan is secured primarily by first priority mortgages/deeds of trust to secure debt on the borrowers’ fee simple interests in 138 properties located in nine states (each, a “Property” and collectively, the “Properties”) and
e.	The Mortgage Loan has two related floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Properties, Mezzanine A Loan, Mezzanine B Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 November 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Properties, Mezzanine A Loan, Mezzanine B Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Loan Term (mos) and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”),
d.	Use the “Mezzanine Loan A Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Mezzanine Loan A Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine A Loan and each Property as of the “Maturity Date” of the Mezzanine A Loan (the “Mezzanine Loan A Balloon Balance”) and
e.	Use the “Mezzanine Loan B Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Mezzanine Loan B Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine B Loan and each Property as of the “Maturity Date” of the Mezzanine B Loan (the “Mezzanine Loan B Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan A Original Balance,
c.	Mezzanine Loan B Original Balance,
d.	Mortgage Loan Cut-off Date Balance,
e.	Mezzanine Loan A Cut-off Date Balance,
f.	Mezzanine Loan B Cut-off Date Balance,
g.	Mortgage Loan Balloon Balance,
h.	Mezzanine Loan A Balloon Balance,
i.	Mezzanine Loan B Balloon Balance,
j.	Mortgage Loan Spread,
k.	Mezzanine Loan A Spread and
l.	Mezzanine Loan B Spread,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance,
iii.	Total Debt Balloon Balance and
iv.	Total Debt Spread

of the Total Debt associated with the Mortgage Loan and, with respect to i. through iii. above, the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan A Spread,
c.	Mezzanine Loan B Spread,
d.	Mortgage Loan SOFR Floor,
e.	Mezzanine Loan A SOFR Floor,
f.	Mezzanine Loan B SOFR Floor,
g.	Mortgage Loan SOFR Rounding Methodology,
h.	Mezzanine Loan A SOFR Rounding Methodology,
i.	Mezzanine Loan B SOFR Rounding Methodology,
j.	Mortgage Loan SOFR Cap Strike Rate,
k.	Mezzanine Loan A SOFR Cap Strike Rate and
l.	Mezzanine Loan B SOFR Cap Strike Rate,

as shown on the Final Data File, and a SOFR assumption of 3.80000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan A Interest Rate,
iii.	Mezzanine Loan B Interest Rate,
iv.	Mortgage Loan Interest Rate at Cap,
v.	Mezzanine Loan A Interest Rate at Cap and
vi.	Mezzanine Loan B Interest Rate at Cap

of the Mortgage Loan and Mezzanine Loans, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan A Original Balance,
c.	Mezzanine Loan B Original Balance,
d.	Mortgage Loan Interest Rate,
e.	Mezzanine Loan A Interest Rate,
f.	Mezzanine Loan B Interest Rate,
g.	Mortgage Loan Interest Rate at Cap,
h.	Mezzanine Loan A Interest Rate at Cap and
i.	Mezzanine Loan B Interest Rate at Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Interest Rate and
ii.	Total Debt Interest Rate at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	1/12th of the product of, rounded to two decimals:
i.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 6 of 9
12.	Using the:
a.	Mezzanine Loan A Original Balance,
b.	Mezzanine Loan A Interest Rate,
c.	Mezzanine Loan A Interest Rate at Cap and
d.	Mezzanine Loan A Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan A Monthly IO Payment,
ii.	Mezzanine Loan A Annual IO Debt Service and
iii.	Mezzanine Loan A Annual IO Debt Service at Cap

of the Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan A Monthly IO Payment” of the Mezzanine A Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan A Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan A Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan A Annual IO Debt Service” of the Mezzanine A Loan as twelve (12) times the “Mezzanine Loan A Monthly IO Payment” of the Mezzanine A Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan A Annual IO Debt Service at Cap” of the Mezzanine A Loan as the product of:

a.	1/12th of the product of, rounded to two decimals:
i.	The “Mezzanine Loan A Original Balance,” as shown on the Final Data File,
ii.	The “Mezzanine Loan A Interest Rate at Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 7 of 9

13.	Using the:
a.	Mezzanine Loan B Original Balance,
b.	Mezzanine Loan B Interest Rate,
c.	Mezzanine Loan B Interest Rate at Cap and
d.	Mezzanine Loan B Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan B Monthly IO Payment,
ii.	Mezzanine Loan B Annual IO Debt Service and
iii.	Mezzanine Loan B Annual IO Debt Service at Cap

of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan B Monthly IO Payment” of the Mezzanine B Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan B Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan B Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan B Annual IO Debt Service” of the Mezzanine B Loan as twelve (12) times the “Mezzanine Loan B Monthly IO Payment” of the Mezzanine B Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan B Annual IO Debt Service at Cap” of the Mezzanine B Loan as the product of:

a.	1/12th of the product of, rounded to two decimals:
i.	The “Mezzanine Loan B Original Balance,” as shown on the Final Data File,
ii.	The “Mezzanine Loan B Interest Rate at Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 8 of 9

14.	Using the:
a.	Mortgage Loan Monthly IO Payment,
b.	Mezzanine Loan A Monthly IO Payment,
c.	Mezzanine Loan B Monthly IO Payment,
d.	Mortgage Loan Annual IO Debt Service,
e.	Mezzanine Loan A Annual IO Debt Service,
f.	Mezzanine Loan B Annual IO Debt Service,
g.	Mortgage Loan Annual IO Debt Service at Cap,
h.	Mezzanine Loan A Annual IO Debt Service at Cap and
i.	Mezzanine Loan B Annual IO Debt Service at Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment,
ii.	Total Debt Annual IO Debt Service and
iii.	Total Debt Annual IO Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Cut-off Date Mortgage Loan LTV,
vi.	Maturity Date Mortgage Loan LTV,
vii.	Underwritten Mortgage Loan NOI Debt Yield,
viii.	Underwritten Mortgage Loan NCF Debt Yield and
ix.	Mortgage Loan Per SF

of the Mortgage Loan and, with respect to ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

16.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Annual IO Debt Service at Cap,
c.	Total Debt Cut-off Date Balance,
d.	Total Debt Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Underwritten Total Debt IO NOI DSCR at Cap,
iv.	Underwritten Total Debt IO NCF DSCR at Cap,
v.	Cut-off Date Total Debt LTV,
vi.	Maturity Date Total Debt LTV,
vii.	Underwritten Total Debt NOI Debt Yield,
viii.	Underwritten Total Debt NCF Debt Yield and
ix.	Total Debt Per SF

of the Total Debt associated with the Mortgage Loan and, with respect to ix. above, the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

17.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Promissory Note Splitters	15 September 2022

Mortgage Loan Agreement	29 March 2022

Mortgage Loan Agreement First Amendment	9 September 2022

Mezzanine Loan A Agreement (see Note 1)	29 March 2022

Mezzanine Loan A Agreement First Amendment	9 September 2022

Mezzanine Loan B Agreement (see Note 1)	29 March 2022

Mezzanine Loan B Agreement First Amendment	9 September 2022

Mortgage Loan Non-Consolidation Opinion	29 March 2022

Mezzanine Loan A Non-Consolidation Opinion (see Note 2)	29 March 2022

Mezzanine Loan B Non-Consolidation Opinion (see Note 2)	29 March 2022

Guaranty Agreement	29 March 2022

Cash Management Agreement	29 March 2022

Deposit Account Control Agreement	29 March 2022

Environmental Indemnity Agreement	29 March 2022

Mortgage Loan Interest Rate Cap Agreement	31 August 2022

Mezzanine Loan A Interest Rate Cap Agreement	31 August 2022

Mezzanine Loan B Interest Rate Cap Agreement	31 August 2022

Mezzanine Loans Closing Statements	11 May 2022

Bloomberg Screenshot for SOFR Cap Provider Rating	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Source Document Title	Source Document Date

Address Matrix	Not Dated

Appraisal Reports	Various

Engineering Reports	Various

Seismic Reports	21 March 2022

Phase I Environmental Reports	21 March 2022

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	11 October 2022

Pro Forma Title Policies	Not Dated

Assignment of Management Agreement	29 March 2022

Notes:

1.	The mezzanine loan A agreement and mezzanine loan B agreement Source Document(s) are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

2.	The mezzanine loan A non-consolidation opinion and mezzanine loan B non-consolidation opinion Source Document(s) are hereinafter referred to collectively as the “Mezzanine Non-Consolidation Opinions.”

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Notes 1 and 11)	Appraisal Report, Address Matrix or Engineering Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Most Recent Renovation	Appraisal Report or Engineering Report
Total Property SF (see Note 5)	Underwritten Rent Roll
Total Property Occupancy Rate (see Note 5)	Underwritten Rent Roll
Occupancy As of Date (see Note 5)	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value (see Note 2)	Appraisal Report
Appraisal Date	Appraisal Report
Engineering Report Date (see Note 11)	Engineering Report
Environmental Phase I Report Date (see Note 5)	Phase I Environmental Report
Seismic Report Date (see Note 3)	Seismic Report
PML % (see Note 3)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 8

Major Tenant Information: (see Notes 4 and 5)

Characteristic	Source Document(s)

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Effective Gross Income	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement
Rollover Escrow – Initial	Mortgage Loan Agreement
Rollover Escrow – Ongoing	Mortgage Loan Agreement
Rollover Escrow – Springing Condition	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Mortgage Loan Agreement
Immediate Repairs Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 – Description	Mortgage Loan Agreement
Other Escrow 1 – Initial	Mortgage Loan Agreement
Other Escrow 1 – Ongoing	Mortgage Loan Agreement
Other Escrow 1 – Springing Condition	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance (see Note 11)	Mortgage Loan Agreement
Payment Date (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Payment Date (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (Late Fee) (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (Default) (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Amortization Type (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Method	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Start (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual End (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Maturity Date (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Options (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Option Description (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity Date (see Note 15)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Mortgage Loan Spread (see Note 12)	Mortgage Loan Agreement First Amendment
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan SOFR Floor	Mortgage Loan Agreement
Mortgage Loan SOFR Cap Strike Rate	Mortgage Loan Interest Rate Cap Agreement
Mortgage Loan SOFR Cap Expiration Date	Mortgage Loan Interest Rate Cap Agreement
Mortgage Loan SOFR Cap Provider	Mortgage Loan Interest Rate Cap Agreement
Mortgage Loan SOFR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for SOFR Cap Provider Rating
Prepay Description (see Note 7)	Mortgage Loan Agreement
Open Period Begin Date (see Notes 7 and 8)	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Cash Management Springing Condition	Mortgage Loan Agreement
Sponsor	Mortgage Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Non-Consolidation Opinion (see Note 15)	Mortgage Loan Non-Consolidation Opinion and Mezzanine Non-Consolidation Opinions
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Mezzanine Loan A Origination Date	Mezzanine Loan A Agreement
Mezzanine Loan B Origination Date	Mezzanine Loan B Agreement
Mezzanine A Lender	Mezzanine Loan A Agreement First Amendment
Mezzanine B Lender	Mezzanine Loan B Agreement First Amendment
Mezzanine Loan A Original Balance (see Note 11)	Mezzanine Loan A Agreement
Mezzanine Loan B Original Balance (see Note 11)	Mezzanine Loan B Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine Loan A Spread (see Note 13)	Mezzanine Loan A Agreement First Amendment
Mezzanine Loan B Spread (see Note 14)	Mezzanine Loan B Agreement First Amendment
Mezzanine Loan A Interest Accrual Method	Mezzanine Loan A Agreement
Mezzanine Loan B Interest Accrual Method	Mezzanine Loan B Agreement
Mezzanine Loan A Interest Rate Adjustment Frequency	Mezzanine Loan A Agreement
Mezzanine Loan B Interest Rate Adjustment Frequency	Mezzanine Loan B Agreement
Mezzanine Loan A SOFR Floor	Mezzanine Loan A Agreement
Mezzanine Loan B SOFR Floor	Mezzanine Loan B Agreement
Mezzanine Loan A SOFR Cap Strike Rate	Mezzanine Loan A Interest Rate Cap Agreement
Mezzanine Loan A SOFR Cap Expiration Date	Mezzanine Loan A Interest Rate Cap Agreement
Mezzanine Loan A SOFR Cap Provider	Mezzanine Loan A Interest Rate Cap Agreement
Mezzanine Loan A SOFR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for SOFR Cap Provider Rating
Mezzanine Loan B SOFR Cap Strike Rate	Mezzanine Loan B Interest Rate Cap Agreement
Mezzanine Loan B SOFR Cap Expiration Date	Mezzanine Loan B Interest Rate Cap Agreement
Mezzanine Loan B SOFR Cap Provider	Mezzanine Loan B Interest Rate Cap Agreement
Mezzanine Loan B SOFR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for SOFR Cap Provider Rating
Title Type (see Note 11)	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Value” characteristic for the Properties identified on the Preliminary Data File as “8361 Gilbert Street – Parcel 38” and “8361 Gilbert Street – Solar Farm,” for which one appraisal report Source Document was provided covering both Properties, the Depositor instructed us to allocate the as is appraised value of $10,690,000, as shown in the applicable Source Document(s), equally to each Property.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

Exhibit 2 to Attachment A Page 6 of 8

Notes: (continued)

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant with the higher underwritten annual rent with rent steps as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to show all lease expiration dates with the related square footage for leases associated with the same tenant, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use “NAP” for any Property with the “Property Type” characteristic as “Land” on the Preliminary Data File.

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

7.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

8.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” where prepayment without spread maintenance is allowed, and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

11.	For any Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Property	Characteristic	Provided Value

3300-3390 Northwest 72nd Avenue	Title Type	Fee Simple
6101 Midway Street	Title Type	Fee Simple
Depot Park - Lots	Title Type	Fee Simple
8860 Industrial Avenue	Title Type	Fee Simple
8875 Washington Boulevard	Title Type	Fee Simple
8855 Washington Boulevard	Title Type	Fee Simple
8880 Industrial Avenue	Title Type	Fee Simple
Fruitridge Road – Parcel 34	Title Type	Fee Simple
8341 Ferguson Avenue – Parcel 33	Title Type	Fee Simple
8209 Ferguson Avenue – Parcel 32	Title Type	Fee Simple
8361 Gilbert Street – Parcel 38	Title Type	Fee Simple
8361 Gilbert Street – Solar Farm	Title Type	Fee Simple
Fruitridge Road – Parcel 34	Street Address	8341 Ferguson Avenue
400 Interchange Boulevard	Mortgage Loan Original Balance	$790,000
400 Interchange Boulevard	Mezzanine Loan A Original Balance	$110,000
400 Interchange Boulevard	Mezzanine Loan B Original Balance	$100,000
6101 Midway Street	Engineering Report Date	3/21/2022

12.	The mortgage loan agreement first amendment Source Document contains the following defined term:

“Spread” shall mean, from the Closing Date to and including August 14, 2022, 2.00240%, and from August 15, 2022 and thereafter, 2.23240%.

For the purpose of comparing the “Mortgage Loan Spread” characteristic, the Depositor instructed us to use “2.23240%.”

13.	The mezzanine loan A agreement first amendment Source Document contains the following defined term:

“Spread” shall mean, from the Closing Date to and including August 14, 2022, 4.75%, and from August 15, 2022 and thereafter, 4.98%.

For the purpose of comparing the “Mezzanine Loan A Spread” characteristic, the Depositor instructed us to use “4.98000%.”

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

14.	The mezzanine loan B agreement first amendment Source Document contains the following defined term:

“Spread” shall mean, from the Closing Date to and including August 14, 2022, 5.75%, and from August 15, 2022 and thereafter, 5.98%.

For the purpose of comparing the “Mezzanine Loan B Spread” characteristic, the Depositor instructed us to use “5.98000%.”

15.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Loan Number
Unique ID
Loan / Property Name
Trust Loan Original Balance
Companion Loan Original Balance
Environmental Phase II Report Date
Ground Lease Expiration Date
Ground Lessor
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Partial Defeasance
Partial Defeasance Description
Future Debt Description
Administrative Fee Rate
Mortgage Loan SOFR Rounding Methodology
Mezzanine Loan A SOFR Rounding Methodology
Mezzanine Loan B SOFR Rounding Methodology
Terrorism Insurance
Windstorm Insurance
Earthquake Insurance
Flood Insurance
Loan Purpose

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.